Options and Warrants (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Warrants for Shares [Member]	Dec. 31, 2012 Warrants for Shares [Member]	Dec. 31, 2013 Weighted Average Exercise Price [Member]	Dec. 31, 2012 Weighted Average Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding at Beginning of Period	19,530,441	12,307,558	4,410,991
Warrants Outstanding at Beginning of Period	$ 1.08			$ 0.86	$ 0.64
Warrants Granted	2,605,513	8,187,817	7,946,500
Warrants Granted	$ 1.00			$ 1.31	$ 1.00
Warrants Exercised		(680,000)	(35,000)
Warrants Exercised				$ 0.03	$ 0.50
Warrants Forfeited		(284,934)	0
Warrants Forfeited				$ 0.48	$ 0
Warrants Cancelled		0	(14,933)
Warrants Cancelled				$ 0	$ 2.50
Warrants Expired		0	0
Warrants Expired				$ 0	$ 0
Warrants Outstanding at End of Period	22,135,954	19,530,441	12,307,558
Warrants Outstanding at End of Period	$ 1.07			$ 1.08	$ 0.86